Property and Equipment, Net (Details) - Schedule of Property and Equipment - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Property and Equipment [Abstract]
Computer equipment	$ 39,083	$ 37,520
Furniture and office equipment	6,505	6,485
Leasehold improvements	33,800	33,696
Less: accumulated depreciation	(59,086)	(49,513)
Total property and equipment, net	$ 20,302	$ 28,188